Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Consolidated
	December 2024	June 2024
	$	$
Non-current assets
Trade Secrets and Patents – at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(4,230,607)	(3,634,171)
Net carrying value	19,626,699	20,223,135
Patents and trademarks – at cost	234,289	89,268
Add: Additions	325,106	145,020
Less: Accumulated amortisation	(27,824)	(19,465)
Net carrying value	531,571	214,823
	20,158,270	20,437,958

Schedule of Reconciliations of the Written Down Values

Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Consolidated	Trade Secrets	Patents & trademarks	Total
	$	$	$
Balance at 1 July 2023	21,416,006	77,655	21,493,661
Additions	—	145,021	145,021
Amortisation expense	(1,192,871)	(7,853)	(1,200,724)
Balance at June 2024	20,223,135	214,823	20,437,958
Additions	—	325,107	325,107
Amortisation expense	(596,436)	(8,359)	(604,795)
Balance at 31 December 2024	19,626,699	531,571	20,158,270